Discontinued Operations and Disposals (Details) - Schedule of Effect of Disposal on the Financial Position of the Group - Imperial Car Supermarkets Limited [Member] £ in Thousands	12 Months Ended
Dec. 31, 2022 GBP (£)
Discontinued Operations and Disposals (Details) - Schedule of Effect of Disposal on the Financial Position of the Group [Line Items]
Property, plant and equipment	£ (12,333)
Right-of-use assets	(5,720)
Inventory	(5,570)
Trade and other receivables	(6,020)
Cash and cash equivalents	(10,800)
Trade and other payables	3,424
Loans and borrowings	14,731
Lease liabilities	5,878
Provisions	770
Net assets and liabilities	(15,640)
Consideration received, satisfied in cash	1,131
Cash and cash equivalents disposed of	(10,800)
Net cash outflow	£ (9,669)